Discontinued Operations - Discontinued Assets and Liabilities of Business Held for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and equivalents	$ 5	$ 33
Other assets	98	202
Assets of discontinued operations	103	235
Liabilities:
Liabilities of discontinued operations	$ 94	$ 168